Unaudited Interim Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenues
Total revenues	$ 1,055	$ 2,640
Expenses
Marketing and promotion expenses	934	5
Commission and handling expenses	18	4
Professional fee	539	180
Information technology expenses	309	208
Office expenses	447	113
(Reversal of) provision for expected credit losses	(412)	155
Employee benefits expenses	4,367	492
Referral fee	139
Share of results of an associate	27
Impairment loss of long-term investments	259
General and administrative expenses	721	147
Total expenses	7,348	1,304
Other income
Interest income	34
Other income	4
Total other income	38
(Loss) income before income tax expense	(6,255)	1,336
Income tax expense		88
Net (loss) income	(6,255)	1,248
Other comprehensive income
Foreign currency translation adjustment	31	10
Total comprehensive (loss) income	$ (6,224)	$ 1,258
Basic net (loss) income per share (in Dollars per share)	$ (0.39)	$ 0.1
Diluted net (loss) income per share (in Dollars per share)	$ (0.39)	$ 0.1
Weighted average number of shares outstanding - basic (in Shares)	15,961,639	12,252,747
Weighted average number of shares outstanding - diluted (in Shares)	15,961,639	12,252,747
Securities brokerage commissions and handling income
Revenues
Revenues	$ 75	$ 16
Investment advisory fees
Revenues
Revenues	318	1,559
Corporate consultancy service income
Revenues
Revenues	237
Asset management income - related parties
Revenues
Revenues	380	498
Virtual assets transaction income
Revenues
Revenues	15
Interest income
Revenues
Revenues	30	17
Referral income
Revenues
Revenues		$ 550